Financial Instruments - Carrying Amount and Estimated Fair Value of Financial Instruments (Detail) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Sep. 26, 2018
Carrying Amount [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash and cash equivalents	$ 606,823	$ 634,897
Credit facilities and bank overdrafts	3,131	4,695
Derivative assets(3)	3,575	7,229
Derivative liabilities(3)	7,415	6,907
Carrying Amount [Member] | Senior Notes - 2020 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Senior notes	299,381	298,499
Carrying Amount [Member] | Senior Notes, Euro Notes, 2021 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Senior notes	334,561	337,704
Carrying Amount [Member] | Senior Notes - 2023 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Senior notes	299,004	298,698
Carrying Amount [Member] | Senior Notes, Euro Notes, 2024 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Senior notes	558,124	564,034
Carrying Amount [Member] | Senior Notes, Euro Notes, 2026 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Senior notes	890,183	899,886
Carrying Amount [Member] | Senior Notes - 2028 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Senior notes	396,688	396,377	$ 400,000
Carrying Amount [Member] | Senior notes - 2047 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Senior notes	493,571	493,151
Carrying Amount [Member] | Senior Notes - 2048 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Senior notes	785,996	785,788	$ 800,000
Carrying Amount [Member] | Term Loan Credit Agreement [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Senior notes	239,621	349,163
Carrying Amount [Member] | Amortizing Note
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Senior notes	82,079	125,007
Fair Value [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash and cash equivalents	606,823	634,897
Credit facilities and bank overdrafts	3,131	4,695
Derivative assets(3)	3,575	7,229
Derivative liabilities(3)	7,415	6,907
Fair Value [Member] | Senior Notes - 2020 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Senior notes	302,700	300,356
Fair Value [Member] | Senior Notes, Euro Notes, 2021 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Senior notes	338,244	341,094
Fair Value [Member] | Senior Notes - 2023 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Senior notes	305,580	293,017
Fair Value [Member] | Senior Notes, Euro Notes, 2024 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Senior notes	586,825	584,129
Fair Value [Member] | Senior Notes, Euro Notes, 2026 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Senior notes	945,306	909,439
Fair Value [Member] | Senior Notes - 2028 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Senior notes	441,500	401,231
Fair Value [Member] | Senior notes - 2047 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Senior notes	526,106	446,725
Fair Value [Member] | Senior Notes - 2048 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Senior notes	919,040	783,925
Fair Value [Member] | Term Loan Credit Agreement [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Senior notes	240,000	350,000
Fair Value [Member] | Amortizing Note
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Senior notes	$ 84,430	$ 127,879